Other Financial Liabilities at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Other Financial Liabilities at Fair Value Through Profit or Loss
22. OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

		Group
	2022	2021
	£m	£m
US$30bn Euro Medium Term Note Programme	3	5
Structured Notes Programmes	375	413
Eurobonds	102	142
Structured deposits	321	223
Collateral and associated financial guarantees	2	20
	803	803
For the Santander UK group all (2021: all) of the other financial liabilities at FVTPL were designated as such.
Collateral and associated financial guarantees in the table above represent collateral received, together with associated credit protection guarantees, in respect of the proceeds of the retained senior tranches of credit linked notes described in Note 39.
Gains and losses arising from changes in the credit spread of securities issued by the Santander UK group reverse over the contractual life of the debt, provided that the debt is not repaid at a premium or a discount. The net gain during the year attributable to changes in the Santander UK group’s own credit risk on the above securities was £25m (2021: £12m loss, 2020: £3m loss). The cumulative net gain attributable to changes in the Santander UK group’s own credit risk on the above securities at 31 December 2022 was £15m (2021: £10m loss, 2020: £3m loss).
At 31 December 2022, the amount that would be required to be contractually paid at maturity of the securities above was £138m higher (2021: £nil) higher than the carrying value.